Insurance coverage (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Insurance coverage, Description [Abstract]
Total		R$ 448,831	R$ 535,860
Civil Liability-Environmental Risks [Member]
Insurance coverage, Description [Abstract]
Total		20,200	20,200
Civil Liability-Pain and Suffering and Contingent Risks, Fire, Lightning, Explosion [Member]
Insurance coverage, Description [Abstract]
Total		394,219	466,536
Sundry Risks [Member]
Insurance coverage, Description [Abstract]
Total	[1]	R$ 34,412	R$ 49,124

[1]	On March 23, 2017, the Company acquire executive officers and management liability insurance with TOKIO MARINE SEGURADORA S.A., valid from March 23, 2018 to March 23, 2019, in order to ensure against any event that produces damages covered by the insurance and attributed by alleged aggrieved third parties to the insured parties.